NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 13, 2021	Aug. 26, 2020	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298.0
Number of shares issued in transaction (in shares)		8,915,692
Affiliated entity
Related Party Transaction [Line Items]
Revenue			$ 225.9	$ 231.2	$ 426.5
Accounts receivable			$ 4.0	32.0
Corporate allocations				9.2	26.1
Affiliated entity | Debentures due 2023
Related Party Transaction [Line Items]
Stated percentage						4.00%
Interest expense, related party				$ 11.3	$ 17.0
The TZS Private Placement
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	1,870,000
Shares issued, price per share (in USD per share)	$ 18.00
TZS SG
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298.0
Number of shares issued in transaction (in shares)		8,915,692
TotalEnergies | Maxeon
Related Party Transaction [Line Items]
Ownership percentage			24.90%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZS) | Maxeon
Related Party Transaction [Line Items]
Ownership percentage			24.40%